Amplify Seymour Cannabis ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 19.0%	Shares	Value
Consumer Discretionary - 1.0%
GrowGeneration Corp. (a)	557,435	$ 825,004

Financials - 0.3%
Chicago Atlantic BDC, Inc.	30,022	293,315

Health Care - 16.6%
Aleafia Health, Inc. (a)(b)	78,894	0
Charlotte's Web Holdings, Inc. (a)(c)	112,025	34,755
Clever Leaves Holdings, Inc. (a)	4,425	0
Cronos Group, Inc. (a)	128,960	358,509
Curaleaf Holdings, Inc. (a)	1,228,128	13,257,634
Organigram Global, Inc. (a)	120,936	123,355
SNDL, Inc. (a)	156,636	211,458
		13,985,711

Industrials - 0.4%
Hydrofarm Holdings Group, Inc. (a)	2,781	2,363
RYTHM, Inc. (a)(c)	12,356	314,831
		317,194

Information Technology - 0.7%
WM Technology, Inc. (a)	1,464,019	574,627
TOTAL COMMON STOCKS (Cost $15,057,677)		15,995,851

REAL ESTATE INVESTMENT TRUSTS - 3.4%	Shares	Value
Financials - 0.5%
Chicago Atlantic Real Estate Finance, Inc.	33,345	357,459

Real Estate - 2.9%
Innovative Industrial Properties, Inc.	39,489	2,447,528
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,339,300)		2,804,987

CONTINGENT VALUE RIGHTS - 0.0% (d)	Shares	Value
Health Care - 0.0% (d)
Zynerba Pharmaceuticals, Expires 12/31/2040, Exercise Price $0.00 (a)(b)	220,858	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 77.6%	Par	Value
3.58%, 08/06/2026 (e)	32,741,000	32,622,805
3.57%, 08/11/2026 (e)	1,180,000	1,175,146
3.60%, 09/10/2026 (e)	31,660,000	31,433,028
TOTAL U.S. TREASURY BILLS (Cost $65,236,938)		65,230,979

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (f)	204,467	204,467
TOTAL MONEY MARKET FUNDS (Cost $204,467)		204,467

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (f)	89,300	89,300

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $89,300)		89,300

TOTAL INVESTMENTS - 100.3% (Cost $83,927,682)		84,325,584
Liabilities in Excess of Other Assets - (0.3)%	(0.00308)	(259,107)
TOTAL NET ASSETS - 100.0%		$ 84,066,477

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $47,757.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swap Contracts
June 30, 2026

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/28/2026	521,257	2,573
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/28/2026	815,822	26
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/28/2026	1,579,416	(8,642)
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/28/2026	130,861	13,362
Vireo Growth, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/28/2026	47,430	(9,387)
NBC Basket Swap 1	National Bank of Canada Financial, Inc.	Long	SOFR + 1.50%	Quarterly	12/17/2027	54,097,445	(3,537,753)
NBC Basket Swap 2	National Bank of Canada Financial, Inc.	Long	SOFR + 2.00%	Quarterly	12/17/2027	7,818,116	112,971
Net Unrealized Appreciation (Depreciation)							(3,426,850)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.

The underlying swaps of the NBC Basket Swap 1 as of June 30, 2026 are shown below:

Description	Counterparty		Notional Amount	Concentration % of Exposure
Ascend Wellness Holdings, Inc.	National Bank of Canada Financial, Inc.		$1,076,770	1.99%

Ayr Wellness, Inc.	National Bank of Canada Financial, Inc.	26,483	0.05%
Cresco Labs, Inc.	National Bank of Canada Financial, Inc.	5,413,711	10.01%
Glass House Brands, Inc.	National Bank of Canada Financial, Inc.	8,252,517	15.25%
Green Thumb Industries, Inc.	National Bank of Canada Financial, Inc.	11,808,515	21.83%
Jushi Holdings, Inc.	National Bank of Canada Financial, Inc.	1,334,007	2.47%
MariMed, Inc.	National Bank of Canada Financial, Inc.	483,474	0.89%
Planet 13 Holdings, Inc.	National Bank of Canada Financial, Inc.	572,072	1.06%
Trulieve Cannabis Corp.	National Bank of Canada Financial, Inc.	17,474,447	32.30%
Verano Holdings Corp.	National Bank of Canada Financial, Inc.	6,497,004	12.01%
Vireo Growth, Inc.	National Bank of Canada Financial, Inc.	1,158,445	2.14%
The Underlying Positions ….................		$54,097,445	100.00%

The underlying swaps of the NBC Basket Swap 2 as of June 30, 2026 are shown below:

Description	Counterparty	Notional Amount	Concentration % of Exposure
Curaleaf Holdings, Inc.	National Bank of Canada Financial, Inc.	$4,028,898	51.53%
TerrAscend Corp.	National Bank of Canada Financial, Inc.	3,789,218	48.47%
The Underlying Positions ….................		$7,818,116.00	100.00%

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.
SOFR - Secured Overnight Financing Rate was 3.68% as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Seymour Cannabis ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 15,995,851	$ 0	$ 0	$ 15,995,851
Real Estate Investment Trusts	2,804,987	–	–	2,804,987
Contingent Value Rights	–	–	0	0
U.S. Treasury Bills	–	65,230,979	–	65,230,979
Money Market Funds	204,467	–	–	204,467
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	89,300
Total Investments	$ 19,005,305	$ 65,230,979	$ 0	$ 84,325,584

Other Financial Instruments:
Total Return Swaps *	$ –	$ 774,029	$ –	$ 774,029
Total Other Financial Instruments	$ –	$ 774,029	$ –	$ 774,029

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$ –	$ (4,200,879)	$ –	$ (4,200,879)
Total Other Financial Instruments	$ –	$ (4,200,879)	$ –	$ (4,200,879)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.